28. SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2018
Subsequent Event
Note 28 - SUBSEQUENT EVENT

Subsequent to December 31, 2018, the Company issued 835,189 common shares through “at the market” offering under prospectus supplement for gross proceeds of $517. The Company pays a 3% cash commission on gross proceeds and incurred $15 in issuance costs during the period, for net proceeds of $502.